Goodwill - Summary of Goodwill (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 1,593,917
Goodwill at end of period	€ 1,564,791